BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Value
Communications - 3.3%
Internet Media & Services - 1.8%
Meta Platforms, Inc. - Class A	2,400	$ 1,378,368

Telecommunications - 1.5%
Singapore Telecommunications Ltd.	500,000	1,158,064

Consumer Discretionary - 4.5%
Home Construction - 2.3%
Lennar Corporation - Class A	9,900	1,726,461

Retail - Discretionary - 2.2%
Dick's Sporting Goods, Inc.	8,000	1,657,920

Consumer Staples - 17.8%
Beverages - 6.1%
Coca-Cola Company (The)	37,635	2,411,651
Coca-Cola Europacific Partners plc	28,730	2,228,873
		4,640,524
Food - 2.5%
Danone S.A.	28,000	1,914,582

Household Products - 2.0%
Unilever plc - ADR	26,200	1,567,808

Retail - Consumer Staples - 7.2%
Koninklijke Ahold Delhaize N.V.	62,700	2,163,526
Walmart, Inc.	35,550	3,288,375
		5,451,901
Energy - 7.8%
Oil & Gas Producers - 6.4%
Shell plc - ADR	23,380	1,513,621
Targa Resources Corporation	16,560	3,383,208
		4,896,829

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Energy - 7.8% (Continued)
Oil & Gas Services & Equipment - 1.4%
Schlumberger Ltd.	24,350	$ 1,069,939

Financials - 23.0%
Banking - 16.4%
BNP Paribas S.A.	25,600	1,529,771
DBS Group Holdings Ltd. - ADR	16,794	2,129,311
JPMorgan Chase & Company	9,611	2,400,059
Mitsubishi UFJ Financial Group, Inc. - ADR	177,000	2,108,070
National Bank of Canada	23,000	2,278,986
Truist Financial Corporation	43,000	2,050,240
		12,496,437
Institutional Financial Services - 3.8%
Morgan Stanley	21,900	2,882,259

Insurance - 2.8%
Allianz SE - ADR	26,000	803,140
Allianz SE	4,200	1,299,756
		2,102,896
Health Care - 11.1%
Biotech & Pharma - 8.5%
AstraZeneca plc - ADR	26,300	1,778,406
Johnson & Johnson	14,462	2,241,755
Merck & Company, Inc.	19,800	2,012,472
Novo Nordisk A/S - ADR	3,970	423,996
		6,456,629
Health Care Facilities & Services - 2.6%
HCA Healthcare, Inc.	6,025	1,971,500

Industrials - 11.7%
Aerospace & Defense - 6.9%
RTX Corporation	26,295	3,203,520
Thales S.A.	13,600	2,034,440
		5,237,960

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Industrials - 11.7% (Continued)
Diversified Industrials - 3.5%
Hitachi Ltd. - ADR	52,500	$ 2,639,700

Electrical Equipment - 1.3%
Daikin Industries Ltd.	8,300	1,004,289

Materials - 0.8%
Chemicals - 0.8%
Air Liquide S.A.	3,759	625,055

Technology - 13.1%
Semiconductors - 7.4%
Broadcom, Inc.	14,350	2,325,848
QUALCOMM, Inc.	10,384	1,646,176
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9,000	1,661,940
		5,633,964
Software - 3.0%
Microsoft Corporation	5,420	2,295,153

Technology Services - 2.7%
RELX plc - ADR	43,000	2,024,440

Total Common Stocks (Cost $47,606,528)		$ 70,832,678

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.2%	Shares	Value
First American Government Obligations Fund - Class Z, 4.52% (a) (Cost $2,412,896)	2,412,896	$ 2,412,896

Investments at Value - 96.3% (Cost $50,019,424)		$ 73,245,574

Other Assets in Excess of Liabilities - 3.7%		2,839,644

Net Assets - 100.0%		$ 76,085,218

A/S	- Aktieselskab
ADR	- American Depositary Receipt
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	The rate shown is the 7-day effective yield as of November 30, 2024.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
November 30, 2024 (Unaudited)

Country	Value	% of Net Assets
United States	$ 37,944,904	49 .9%
United Kingdom	9,113,148	12 .0%
France	6,103,848	8 .0%
Japan	5,752,059	7 .6%
Singapore	3,287,375	4 .3%
Canada	2,278,986	3 .0%
Netherlands	2,163,526	2 .8%
Germany	2,102,896	2 .8%
Taiwan Province of China	1,661,940	2 .2%
Denmark	423,996	0 .5%
	$ 70,832,678	93 .1%